Restricted Cash and Investments	12 Months Ended
Jun. 30, 2022
Restricted Cash and Investments [Abstract]
Restricted Cash And Investments	Restricted cash and investments

	SA Rand
Figures in million	2022	2021
Restricted cash	319	216
Restricted investments	5 263	5 083
Total restricted cash and investments	5 582	5 299
Current portion of restricted cash and investments	27	67
Non-current portion of restricted cash and investments	5 555	5 232
Restricted cash

	SA Rand
Figures in million	2022	2021
Non-current	292	149
Current	27	67
Total restricted cash	319	216

The restricted cash consist of funds set aside for:

	SA Rand
Figures in million	2022	2021
Environmental guarantees and rehabilitation (a)	152	161
Guarantee - Tshiamiso Trust (b)	116	—
PNG operations (c)	29	33
Other	22	22
Total restricted cash	319	216
Restricted investments

	SA Rand
Figures in million	2022	2021
Investments held by environmental trust funds	5 244	5 064
Investments held by the Social Trust Fund	19	19
Total restricted investments (non-current)	5 263	5 083

Environmental trust funds

Accounting policy
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked notes and investment in unit trusts are classified and measured at fair value through profit or loss, while the equity investments are classified and measured at fair value through other comprehensive income. Interest-bearing short-term investments as well as investment in government bonds are classified and measured as debt instruments at amortised cost.
17    Restricted cash and investments continued
Restricted investments continued
Environmental trust funds continued
The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in various instruments which include the following: listed equity securities, unit trusts, government bonds, interest-bearing short-term and medium-term cash investments and medium-term equity-linked notes. The equity-linked notes are issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.

The environmental trust funds consist of:

	SA Rand
Figures in million	2022	2021
Fixed deposits	3 056	3 091
Cash and cash equivalents	528	124
Equity-linked deposits	1 094	1 325
Government bonds	225	225
Equity investments	292	252
Collective investment scheme (unit trusts)	49	47
Total environmental trust funds	5 244	5 064

Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	5 064	3 513
Acquisition	—	1 268
Interest income	185	174
Fair value gain through profit and loss	18	116
Fair value gain through other comprehensive income	15	22
Dividend received	14	5
Equity-linked deposits acquired/(matured)	(260)	400
(Maturity)/acquisition of fixed deposits	(21)	(428)
Net transfer of cash and cash equivalents	281	28
Withdrawal of funds for rehabilitation work performed	(52)	(34)
Balance at end of year	5 244	5 064

The Social Trust Fund
The Social Trust Fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.

The Social Trust Fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.